Investments - Schedule of Other Invested Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Summary of Investment Holdings [Line Items]
Measurement Alternative	$ 0.0	$ 1.6
Equity Method	68.1	49.8
Common stock
Summary of Investment Holdings [Line Items]
Measurement Alternative	0.0	0.0
Equity Method	2.4	2.1
Preferred stock
Summary of Investment Holdings [Line Items]
Measurement Alternative	0.0	1.6
Equity Method	16.1	9.6
Other
Summary of Investment Holdings [Line Items]
Measurement Alternative	0.0	0.0
Equity Method	$ 49.6	$ 38.1